SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (ESCR)

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The recent Consent Order involving Deutsche Bank AG (“DB”), described below, does not involve the Funds or DBX Advisors LLC or their advisory affiliates (the “DWS Service Providers”). The DWS Service Providers have informed the Board of Trustees (the “Board”) that, subject to the receipt of a permanent exemptive order from the SEC (described below), the DWS Service Providers believe the Consent Order will not have any material impact on the Funds or the ability of the DWS Service Providers to perform services for the Funds. The SEC has granted a temporary exemptive order permitting the DWS Service Providers to continue to provide investment advisory services to the Funds.

On June 17, 2020, DB resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management or distribution activities of any of the DWS Service Providers. DWS Group GmbH & Co. KGaA (“DWS Group”), of which the DWS Service Providers are wholly-owned subsidiaries (except for Harvest Global Management Limited which is partially owned by DWS Group), is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory services to the Funds absent an order from the Securities and Exchange Commission (the “SEC”). On September 24, 2020, the SEC granted a temporary order, effective as of the date of the Consent Order, permitting the DWS Service Providers to continue to provide investment advisory services to registered investment companies. DB and the DWS Service Providers also are seeking a permanent order from the SEC. While there can be no assurance that the requested permanent order will be granted, the SEC has granted this type of relief in the past.

Please Retain This Supplement for Future Reference.

September 25, 2020
SAISTKR20-16